Derivatives And Hedging Activities Notional Amounts of Derivative Instruments (Details) (Forward Contracts [Member]) In Millions, unless otherwise specified	Dec. 31, 2014 Copper [Member] USD ($) lb	Dec. 31, 2014 Aluminum, Primary [Member] USD ($) lb	Dec. 31, 2014 Mexico, Pesos Foreign Currency Derivative [Member] USD ($)	Dec. 31, 2014 Mexico, Pesos Foreign Currency Derivative [Member] MXN	Dec. 31, 2014 Poland, Zlotych Foreign Currency Derivative [Member] USD ($)	Dec. 31, 2014 Poland, Zlotych Foreign Currency Derivative [Member] PLN	Dec. 31, 2014 Turkey, New Lira Foreign Currency Derivative [Member] USD ($)	Dec. 31, 2014 Turkey, New Lira Foreign Currency Derivative [Member] TRY	Dec. 31, 2014 China, Yuan Renminbi Foreign Currency Derivative [Member] USD ($)	Dec. 31, 2014 China, Yuan Renminbi Foreign Currency Derivative [Member] CNY	Dec. 31, 2014 Hungary, Forint Foreign Currency Derivative [Member] USD ($)	Dec. 31, 2014 Hungary, Forint Foreign Currency Derivative [Member] HUF	Dec. 31, 2014 Brazil, Brazil Real Foreign Currency Derivative [Member] USD ($)	Dec. 31, 2014 Brazil, Brazil Real Foreign Currency Derivative [Member] BRL
Derivative [Line Items]
Notional amount of derivative, nonmonetary	111,607,000	22,730,000
Notional amount of derivative	$ 325	$ 20	$ 900	13,235	$ 110	380	$ 95	220	$ 75	469	$ 70	18,429	$ 45	122